Stockholders’ Permanent and Temporary Equity (Details Narrative)																									1 Months Ended	3 Months Ended				9 Months Ended		11 Months Ended	12 Months Ended
		Sep. 18, 2023 USD ($) $ / shares	Sep. 14, 2023 USD ($) shares	Aug. 04, 2023 USD ($) $ / shares shares	Aug. 02, 2023 USD ($) $ / shares shares	Jul. 26, 2023 USD ($) $ / shares shares	Jun. 05, 2023 USD ($) shares	May 24, 2023 USD ($) $ / shares shares	Apr. 28, 2023 USD ($) $ / shares shares	Apr. 28, 2023 USD ($) $ / shares shares	Mar. 10, 2023 USD ($) $ / shares shares	Feb. 20, 2023 USD ($)	Jan. 27, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 12, 2022 $ / shares shares	Dec. 12, 2022 $ / shares shares	Dec. 06, 2022 USD ($) $ / shares shares	Sep. 22, 2022 $ / shares	Sep. 16, 2022 USD ($) $ / shares shares	Aug. 31, 2022 USD ($) $ / shares	Jul. 08, 2022 USD ($) $ / shares shares	May 10, 2022 $ / shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 13, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares		Mar. 31, 2023 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares	Dec. 12, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 13, 2022 $ / shares	Dec. 31, 2020 shares	Dec. 15, 2020 shares	Apr. 18, 2019 $ / shares shares	Dec. 15, 2015 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized														110,000,000											110,000,000	110,000,000				110,000,000			110,000,000
Common stock, par value | $ / shares														$ 0.0001											$ 0.0001	$ 0.0001				$ 0.0001			$ 0.0001
Preferred stock, shares authorized														1,000,000											1,000,000	1,000,000				1,000,000			1,000,000	1,000,000
Preferred stock, par value | $ / shares														$ 0.0001											$ 0.0001	$ 0.0001				$ 0.0001			$ 0.0001	$ 0.0001
Financial Designation, Predecessor and Successor [Fixed List]														Successor											Successor	Successor			Predecessor	Successor	Predecessor	Predecessor	Successor	Predecessor
Share price, per share | $ / shares																																			$ 5.04
Additional paid in capital | $														$ 104,583,271											$ 104,583,271	$ 109,587,097				$ 109,587,097			$ 104,583,271
Shares issued in connection with the business combination																331,331
Placement agent fees | $		$ 57,980
Warrant exercise price | $ / shares														$ 11.50											$ 11.50								$ 11.50
Number of options outstanding														1,993,235	1,993,235	1,993,235									1,993,235	3,559,342				3,559,342		1,993,235	1,993,235
Shares issued, price per share | $ / shares																													$ 1.94		$ 1.94			$ 3.25
Satisfaction of company liabilities | $														$ 5,062,000											$ 5,062,000								$ 5,062,000
Stock based compensation expense | $																									56,333	$ 243,045			$ 494,022	$ 896,249	$ 3,131,708	$ 3,524,802		$ 4,245,463
Unrecognized stock-based compensation expense | $														2,957,047											$ 2,957,047	1,324,176				$ 1,324,176			$ 2,957,047
weighted average period															1 year 7 months 6 days															1 year 8 months 12 days
Share exchange ration																									5.037								5.037
Company valuation | $																																	$ 85,000,000
Replacement warrants exercisable																									The Replacement Warrants include (a) exercisable warrants to purchase 1,271,904 shares of Successor common stock with an exercise price of $6.90 per share and with an expiration date of December 12, 2027, which replace the warrants that were issued by the Predecessor to its Series A Preferred Stock holders upon the automatic conversion of their Predecessor Series A Preferred Stock into Predecessor common stock and Predecessor Series A Warrants upon the closing of the Business Combination (see Note 11 – Stockholders’ Permanent and Temporary Equity – Automatic Conversion of Predecessor Series A Preferred Stock); (b) warrants to purchase 104,704 shares of Successor common stock with an exercise price of $5.03 per share which replace the warrants that were issued by the Predecessor to a strategic partner (see Note 10 – Commitments and Contingencies – License Agreements – L&F Research LLC), of which warrants to purchase 34,901 shares are exercisable until they expire on or about January 6, 2025, while the remainder vest upon the achievement of certain milestones and expire five years following the achievement of those milestones; and (c) exercisable warrants to purchase 323,026 shares of Successor common stock with an exercise price of $11.58 per share and with various expiration dates through April 17, 2024 which replace the warrants that were issued by the Predecessor to certain purchasers of convertible notes, certain brokers and a strategic partner in conjunction with entering into a license agreement (see Note 10 – Commitments and Contingencies – License Agreements – InflamaCORE).
Common stock, value | $														$ 902											$ 902	$ 4,353				$ 4,353			$ 902
Common stock issued														9,016,139											9,016,139	43,517,560				43,517,560			9,016,139
Shares issued											5,000
Legal costs | $		16,131
Incremental fair value | $		134,591
Deemed dividend | $										$ 6,700,000
Stock redeemed or called during period, value | $																												$ 331,331
Deemed dividend | $																										$ 84,315
Common stock exercisable upon reset of series A warrants
Conversion price | $ / shares									$ 2.00	$ 2.00
Conversion of shares issued																																	6,719,730
Expire years, granted options								ten			ten		ten
Number of options issued								1,453,107			13,000		100,000	1,993,235											1,993,235	3,559,342				3,559,342			1,993,235
Options granted that vest over three years | $								$ 499,660			$ 23,770		$ 184,426
Vesting period													3 years
Options issued, exercise price | $ / shares								$ 0.44			$ 2.26		$ 2.11
Aggregate grant date value | $								$ 555,004
Vesting period								3 years
Options vesting immediately | $								$ 55,344
Gross proceeds pre-funded warrants | $																														$ 947
Exercise price | $ / shares	[1]																													$ 2.00
Options exercisable, weighted average remaining life in life																														5 years 2 months 12 days			5 years 3 months 18 days
Warrant modification costs | $		$ 134,591
Percentage of registration delay payments												1.50%
Debt instrument, interest rate, stated percentage												2.00%
Debt instrument, periodic payment | $												$ 6,819
Series A Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares				$ 2.00					$ 11.50	$ 11.50
Warrants to purchase common shares				86,250					863,500	863,500
Exercise floor price reset | $ / shares									$ 2.00	$ 2.00
Series B Warrants [Member]
Class of Stock [Line Items]
Exercise floor price reset | $ / shares									7.00	7.00
July Twenty Twenty Three Warrants [Member]
Class of Stock [Line Items]
Exercise price | $ / shares		$ 0.1357
PIPE Warrant [Member]
Class of Stock [Line Items]
Preferred stock sold																														863,500
Preferred stock price per share | $ / shares																										$ 1,000				$ 1,000
Net proceeds | $																														$ 8,635,000
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Number of options outstanding														1,993,235											1,993,235								1,993,235
Share exchange ration																																	5.037
Options Held [Member]
Class of Stock [Line Items]
Number of options outstanding														1,993,235											1,993,235								1,993,235
Warrant [Member]
Class of Stock [Line Items]
Exercisable warrants														863,500											863,500								863,500
Replacement Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase common shares														1,699,633											1,699,633								1,699,633
Research and Development Expense [Member]
Class of Stock [Line Items]
Stock based compensation expense | $																									$ 7,808	$ 38,224			67,608	117,320	619,363	673,160		944,525
General and Administrative Expense [Member]
Class of Stock [Line Items]
Stock based compensation expense | $																									$ 48,525	$ 281,269			$ 426,414	778,929	$ 2,512,345	$ 2,851,642		$ 3,300,938
Issuance of common stock value | $																														$ 1,156,778
Warrant [Member]
Class of Stock [Line Items]
Share price, per share | $ / shares														$ 0.01											$ 0.01								$ 0.01
Warrant exercise price | $ / shares														11.50											11.50								11.50
Warrants to purchase common shares						1,377,996
Shares issued, price per share | $ / shares														$ 1,000											1,000								$ 1,000
Share exchange ration																																	5.037
Closing price of common stock | $ / shares																									$ 18.00
Incremental fair value | $						$ 47,300
Exercise price | $ / shares		$ 0.1357
Options exercisable, weighted average remaining life in life		5 years 6 months																															4 years 9 months 18 days
Common Stock [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares									$ 1.00	$ 1.00
Warrants to purchase common shares									11,015,500	11,015,500
Common stock offering									11,015,500
Gross proceeds | $			$ 966,400						$ 11,000,000.0
Issuance costs | $			$ 208,702			523,115			1,184,482
Placement fees | $						125,943			440,620
Legal costs | $						236,091			455,332
Audit costs | $						87,037			259,774
Other costs | $						26,744			$ 28,756
Incremental fair value | $						$ 47,300
Stock redeemed or called during period, shares																												65,783
Deemed dividend | $										$ 1,400,000
Stock redeemed or called during period, value | $																												$ 7
Common stock exercisable upon reset of series A warrants										4,965,125
Conversion price | $ / shares									$ 2.00	$ 2.00
Warrant inducement offer - exercise proceeds, shares			7,121,213																							7,121,213	[2]
Pre Funded Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares						$ 0.0001
Common stock offering						3,256,060
July Twenty Twenty Three Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase common shares						12,727,273
Common stock offering						9,471,213
July Twenty Twenty Three Offering [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares						$ 0.165
Gross proceeds | $						$ 2,100,000
Common Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares						$ 0.165
Warrants term						5 years
Investor [Member] | Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Common stock offering							3,044,152
Common stock, value | $							$ 1,200,000
Common stock issued							1,977,749
Investor [Member] | Pre Funded Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares					$ 0.0001
Warrants to purchase common shares					9,471,213
Gross proceeds pre-funded warrants | $					$ 947
Investor [Member] | Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Stock redeemed or called during period, shares				150
Stock redeemed or called during period, value | $				$ 230,000
Investor [Member] | Series A Convertible Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Remaining shares before redemption				200
Three Investor [Member] | Warrant [Member] | Minimum [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares						$ 1.00
Three Investor [Member] | Warrant [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares						$ 0.165
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized														8,635											8,635	8,635				8,635			8,635
Net proceeds | $																									$ 8,635,000
Preferred stock, shares designated														8,635											8,635	50				50			8,635
Proceeds from registered offering to redeem series A preferred stock | $										$ 10,500,000
Deemed dividend | $										$ 37,000
Remaining shares with conversion floor price reset										235
Series A Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion price | $ / shares									10.00	$ 10.00
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized														5,062											5,062	5,062				5,062			5,062	5,062
Preferred stock sold																									8,635
Warrants to purchase common shares														863,500											863,500								863,500
Shares issued, price per share | $ / shares														$ 1,000											$ 1,000								$ 1,000
Preferred stock, shares designated														5,062											5,062	5,062				5,062			5,062	5,062
Shares conversion price | $ / shares														$ 10.00											$ 10.00								$ 10.00
Deemed dividend | $										$ 100,000
Series B Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Shares conversion price | $ / shares														7.00											7.00								7.00
Series B Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares issued in connection with the business combination										5,062
Conversion price | $ / shares									$ 10.00	$ 10.00
Redemption of Series A Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from registered offering to redeem series A preferred stock | $										$ 10,500,000
Stock redeemed or called during period, shares										8,400
Net carrying amount | $										$ 3,800,000
Conversion of Series A Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of shares converted										17,500
Conversion of shares issued										35
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock sold																														8,635
Larkspur Larkspur Merger Sub Inc [Member]
Class of Stock [Line Items]
Common stock exchanged during acquisition																65,783
Larkspur Larkspur Merger Sub Inc [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares														$ 11.50											$ 11.50								$ 11.50
Shares of common stock														6,065,573											6,065,573								6,065,573
Put Option [Member]
Class of Stock [Line Items]
Additional paid in capital | $																								$ 331
2022 Omnibus Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock, shares authorized														1,089,831											1,089,831								1,089,831
Common stock future issuance														1,089,831											1,089,831								1,089,831
Marketing Agreements [Member]
Class of Stock [Line Items]
Issuance of common stock value | $																														$ 605,200
Shares issued																										510,000				510,000
Predecessor [Member]
Class of Stock [Line Items]
Common stock, shares authorized															75,000,000	75,000,000																75,000,000		75,000,000
Common stock, par value | $ / shares															$ 0.00001	$ 0.00001																$ 0.00001		$ 0.00001
Preferred stock, shares authorized															5,000,000	5,000,000																5,000,000
Preferred stock, par value | $ / shares															$ 0.00001	$ 0.00001																$ 0.00001
Financial Designation, Predecessor and Successor [Fixed List]																													Predecessor		Predecessor	Predecessor		Predecessor
Additional paid in capital | $																																		$ 40,065,109
Proceeds from related party debt | $																																$ 0		$ 3,150,000
Placement agent fees | $																	$ 2,000		$ 16,000		$ 21,200
Incremental fair value of stock and warrants | $																																	$ 331,200
Aggregate common stock of warrant exercise price share | $ / shares																				$ 3.20
Warrant exercise price per share | $ / shares																		$ 1.37
Number of options outstanding																																		10,039,348		8,755,179
Conversion of shares converted																6,406,210
Warrants to purchase common shares																																						400,000
Share exchange ration																																5.037
Company valuation | $																																$ 85,000,000
Common stock, value | $																																		$ 242
Common stock issued																																		24,167,257
Common stock exercisable upon reset of series A warrants
Options granted that vest over three years | $																																		$ 3,271,992
Aggregate grant date value | $																																		$ 3,271,992
Gross proceeds pre-funded warrants | $
Predecessor [Member] | Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Number of options outstanding															10,039,348	10,039,348																10,039,348
Share exchange ration																																5.037
Predecessor [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares																						$ 3.20																$ 2.30	$ 1.00
Aggregate common stock of warrant exercise price share | $ / shares																$ 6.90
Warrants to purchase common shares														351,578	6,406,210	6,406,210									351,578							6,406,210	351,578				175,789		351,579
Warrant exchange																1,271,904
Common stock issued																																						600,000	878,947
Shares issued																																						1,000,000
Predecessor [Member] | Second Amendment Securities [Member]
Class of Stock [Line Items]
Incremental fair value of stock and warrants | $																				$ 9,684,637
Predecessor [Member] | Predecessor Common Stock [Member]
Class of Stock [Line Items]
Number of options outstanding															8,560,561	8,560,561																8,560,561
Predecessor [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Net proceeds | $																							$ 392,301
Proceeds from related party debt | $																							$ 100,000
Gross proceeds | $																	$ 548,805		$ 700,000		$ 296,400
Preferred stock conversion price per share | $ / shares																				$ 2.78		3.14
Preferred stock conversion price per share | $ / shares																				$ 1.19		$ 2.78
Number of options outstanding															2,427,832	2,427,832																2,427,832
Predecessor [Member] | Series A Preferred Stock [Member] | Investor [Member]
Class of Stock [Line Items]
Preferred stock sold																	174,776		222,929		94,393		133,541
Preferred stock price per share | $ / shares																	$ 3.14		$ 3.14		$ 3.14		$ 3.14
Predecessor [Member] | Larkspur Larkspur Merger Sub Inc [Member]
Class of Stock [Line Items]
Conversion of shares converted																																	33,845,335
Predecessor [Member] | Put Option [Member]
Class of Stock [Line Items]
Put option purchase of common stock																								331,331
Share price, per share | $ / shares																								$ 1.00
Predecessor [Member] | 2014 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock, shares authorized																																		10,000,000
Equity incentive plan, description																																		The number of shares of common stock available for issuance under the 2014 Plan shall automatically increase on the first trading day of January each calendar year during the term of the 2014 Plan, beginning with calendar year 2019, by an amount equal to five percent (5%) of the total number of shares of common stock outstanding on the last trading day in December of the immediately preceding calendar year, but in no event shall any such annual increase exceed 100,000 shares of common stock.
Common stock future issuance															45,652	45,652																45,652

[1]	Warrants represent the reset of the exercise price of the PIPE Warrants to purchase 863,500 shares of common stock to their floor price of $2.00 per share.
[2]	Includes gross proceeds of $966,349 less issuance costs of $208,702